Intangible Assets, Net - Summary of intangible assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible assets, Net
Total gross value	¥ 162,962	$ 23,409	¥ 123,786
Less: accumulated amortization	(58,082)	(8,344)	(24,035)
accumulated impairment	(5,600)	(804)	(2,303)
Net book value	99,280	14,261	97,448
Computer software
Intangible assets, Net
Total gross value	20,653	2,967	23,233
License and licensed games
Intangible assets, Net
Total gross value	132	19	7,899
User base
Intangible assets, Net
Total gross value	5,100	733	5,100
Licensed copyrights of reading content
Intangible assets, Net
Total gross value	89,084	12,796	49,200
Audio content
Intangible assets, Net
Total gross value	9,639	1,385
Trademark and domain names
Intangible assets, Net
Total gross value	¥ 38,354	$ 5,509	¥ 38,354